Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2018
Finite Lived License Agreements Abstract
LICENSED COPYRIGHTS, NET
8.	LICENSED COPYRIGHTS, NET

	As of December 31, 2017
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Licensed copyrights
—Broadcasting rights	14,570,030	(9,211,779)	5,358,251
—Sublicensing rights	1,599,154	(1,580,455)	18,699
	16,169,184	(10,792,234)	5,376,950
Less: current portion:
—Broadcasting rights	5,185,503	(4,385,335)	800,168
—Sublicensing rights	1,599,154	(1,580,455)	18,699
	6,784,657	(5,965,790)	818,867
Licensed copyrights—non current
—Broadcasting rights	9,384,527	(4,826,444)	4,558,083
—Sublicensing rights	—	—	—
	9,384,527	(4,826,444)	4,558,083

	As of December 31, 2018
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	US$
Licensed copyrights
—Broadcasting rights	23,875,786	(16,303,613)	7,572,173	1,101,327
—Sublicensing rights	3,466,207	(3,233,631)	232,576	33,826
	27,341,993	(19,537,244)	7,804,749	1,135,153
Less: current portion:
—Broadcasting rights	5,921,043	(4,989,780)	931,263	135,447
—Sublicensing rights	3,466,207	(3,233,631)	232,576	33,826
	9,387,250	(8,223,411)	1,163,839	169,273
Licensed copyrights—non current
—Broadcasting rights	17,954,743	(11,313,833)	6,640,910	965,880
—Sublicensing rights	—	—	—	—
	17,954,743	(11,313,833)	6,640,910	965,880

In the year of acquisition, the licensed copyrights have weighted-average useful lives of 3.5 years, 2.5 years and 2.8 years for the years ended December 31, 2016, 2017 and 2018, respectively. The Group recognized impairment charges on licensed copyrights of RMB212,219, RMB390,235 and RMB180,615 (US$26,269) for the years ended December 31, 2016, 2017 and 2018, respectively.

Amortization expense of RMB4,036,121, RMB7,491,955 and RMB12,055,624 (US$1,753,418) for the years ended December 31, 2016, 2017 and 2018, respectively, was recognized as cost of revenues. Estimated amortization expense relating to the existing licensed copyrights for each of the next five years is as follows:

	RMB	US$
Within 1 year	4,646,895	675,863
Between 1 and 2 years	2,084,782	303,219
Between 2 and 3 years	852,808	124,036
Between 3 and 4 years	133,419	19,405
Between 4 and 5 years	50,205	7,302